Warrant - Additional Information (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Warrants And Rights Note Disclosure [Abstract]
Warrant issued to purchase shares of voting common stock	61,117
Warrant issued to purchase shares of voting common stock, per share	$ 6.28
Warrant conversion period	2017-10
Accrued warrants	$ 706,940	$ 369,564